Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 8 – RELATED PARTY TRANSACTIONS

Related Party Payable

As of December 31, 2016 and June 30, 2016, the Company has $95,620 of bonuses payable to four of its officers that also owns shares of common stock. These bonuses were to cover income taxes relating to bonuses issued during 2009.

As of December 31, 2016, the Company has a salary and variable compensation payable to David E Vautrin, CEO and Charles Joiner, President of $14,061 and $14,061 respectively.

NOTE 6 – RELATED PARTY TRANSACTIONS

Related Party Receivable

As of June 30, 2014, the Company had a related party receivable of $100,000 from TD Legacy, the sole member of Holdings at that time. In June 2014, Holdings paid the balance of the $500,000 note payable to Windsor Court Holdings, LLC (“WCH”) and an additional $100,000 transaction fee on behalf of TD Legacy, which redeemed the 25% interest in Holdings from WCH to TD Legacy. The Company issued a $100,000 distribution to its sole member, TD Legacy, which eliminated the related party receivable during the year ended June 30, 2015. In 2016 there were no additional related party transactions.

Related Party Payable

As of June 30, 2016 and 2015, the Company has $95,620 of salaries and bonuses payable to four of its officers and membership interest holders. These bonuses were to cover income taxes relating to equity issued during 2009.